Share-based payments (Details 1) - Long Term Incentive Plan Share Purchase Plan [Member]	Dec. 31, 2024 Integer
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	10,492,330
Ifrs Share Based Compensation Award Tranche One [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	5,070,172
Ifrs Share Based Compensation Award Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	3,685,587
Ifrs Share Based Compensation Award Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,736,571